Equity	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Equity
19.	Equity
a.	At December 31, 2015, common stock consists of the following:

	Number of shares	Nominal value
Fixed Capital
Series B	476,850,000	Ps.	10,649,462
Series BB	84,150,000		1,879,318
Total	561,000,000	Ps.	12,528,780

At December 31, 2016, common stock consists of the following:

	Number of shares	Nominal value
Fixed Capital
Series B	476,850,000	Ps.	9,161,820
Series BB	84,150,000		1,616,793
Total	561,000,000	Ps.	10,778,613

At December 31, 2017, common stock consists of the following:

	Number of shares	Nominal value
Fixed Capital
Series B	476,850,000	Ps.	7,674,179
Series BB	84,150,000		1,354,267
Total	561,000,000	Ps.	9,028,446

At December 31, 2017, all shares are fully subscribed and paid. The Company’s shares are represented by common ordinary shares and without nominal value. Series “BB” shares, which may represent up to 15% of common stock, may only be transferred upon prior conversion into Series “B” shares, based on certain time restrictions.

Each share of Series “B” and “BB” gives the holder the right to one vote at any Ordinary Shareholders’ Meeting. According to the Company’s bylaws, shareholders of Series “B” shares either individually or jointly with their related parties, cannot hold more than 10% of the total outstanding common stock of the Company, and therefore is prohibited from exceeding such limits by participating through trusts, agreements, social pacts or bylaws, pyramid schemes or any other mechanism that provides a larger share than legally allowed. Additionally, the Company’s bylaws provide that if a person individually or jointly with its related parties, acquires a percentage of shares exceeding the limits of participation previously mentioned, the person or group of persons will be required to sell the excess over what is allowed through a public offering, during which time, the shares owned over the 10% threshold by such individuals will not have voting rights and cannot be represented in any Shareholder Meeting. Furthermore, the shareholders of Series “BB” shares, either individually or jointly with their related parties, may also be owners of shares of Series “B” shares, regardless of the shares they hold in the aggregate of Series “B” and Series “BB”. However, those shareholders of the Series “BB” shares, their votes will be limited to no more than 10% of the voting common stock, and any additional participation is required to vote in the same way of the majority of the votes in any Shareholder Meeting.

Shareholders of Series “BB” shares are entitled to elect four members to the board of directors and their alternates, whereas shareholders of Series “B” shares with rights to vote, even limited or restricted, that individually or together owning 10% or more of the Company’s capital stock is entitled to elect one member to the board of directors at a Shareholders’ Meeting, an in such instances, such shareholder or group of shareholders may not exercise the right to vote for the board members corresponding to the majority. If any shareholder or group of shareholders representing at least 10% of the common shares of which the common stock is comprised, exercises the right to appoint a board member, such shareholder will not have the right to vote in the designation of the board members that correspond to appointment by the majority of Series “B” shareholders. The total number of members of the Board of Directors of the Company is 11, therefore holders of Series “B” shares have the right to appoint only seven members.

The members of the Board of Directors appointed by the Shareholders of the Series “BB” will have the ability to make the following valid designations: (i) upon consultation with the Company’s Nomination and Compensation Committee, appointment and dismissal of the Chief Executive Officer and the top-level executive officers; (ii) appointment of three of the six members of the Operating Committee and three alternates, and the number of members and their alternates to the Audit Committee, including the acquisition, nominations and compensation corresponding to 20% (twenty percent) of the total members, with the understanding that there will be at least one member and alternate, for each of them, iii) in the creation and determination of the Operating Committee whom are not part of the Company, members of the Board of Directors or the Company's officers.

In the case of the Audit Committee must also comply with the legal restrictions of independence.

b.

In an Ordinary Shareholders’ Meeting held on April 21, 2015, the shareholders approved a dividend payment of Ps. 3.32 per shares outstanding at the date of each payment, excluding shares repurchased in accordance with Article 56 of the Securities Market Law. The first payment for Ps. 1.82 per share was made on August 21, 2015 of Ps. 956,547 and the second payment for Ps. 1.50 per share was made on November 4, 2015 of Ps. 788,364. In the same shareholder´s meeting the reserve for repurchase of shares approved at the Shareholders’ Meeting held on April 23, 2014 of Ps. 400,000 was canceled, and simultaneously the shareholders approved a maximum amount of Ps. 850,000 for the reserve for repurchase of shares to be executed in the next twelve-month period, in case that this will be determinate convenient or necessary by the Company Administration.

c.

In a General Extraordinary Shareholders’ Meeting held on April 21, 2015, the shareholders approved a capital reduction of Ps. 2.68 per share outstanding for Ps. 1,408,542. The payment was made on May 15, 2015.

d.

In an Ordinary Shareholders’ Meeting held on April 26, 2016, the shareholders approved a dividend payment of Ps. 4.07 per shares outstanding at the date of each payment, excluding shares repurchased in accordance with Article 56 of the Securities Market Law. The first payment for Ps. 2.28 per outstanding share was made on August 25, 2016 of Ps. 1,198,312 and the second payment for Ps. 1.79 per outstanding share was on November 18, 2016 of Ps. 940,780. In the same shareholder’s meeting the reserve for repurchase of shares approved at the Shareholders’ Meeting held on April 21, 2015 of Ps. 850,000 was canceled, and simultaneously the shareholders approved a maximum amount of Ps. 950,000 for the reserve for repurchase of shares to be executed in the next twelve-month period, in case that this will be determinate convenient or necessary by the Company Administration.

e.

In a General Extraordinary Shareholders’ Meeting held on April 26, 2016, the shareholders approved a capital reduction of Ps. 3.33 per share outstanding for Ps. 1,750,167. The payment was made on May 9, 2016.

f.

In an Ordinary Shareholders’ Meeting held on April 25, 2017, the shareholders approved a dividend payment of Ps. 5.72 per shares outstanding at the date of each payment, excluding shares repurchased in accordance with Article 56 of the Securities Market Law. The first payment for Ps. 2.86 per outstanding share was made on August 14, 2017 of Ps. 1,503,146 and the second payment for Ps. 2.86 per outstanding share was on November 16, 2017 of Ps. 1,503,146. In the same shareholder’s meeting the reserve for repurchase of shares approved at the Shareholders’ Meeting held on April 26, 2016 of Ps. 950,000 was canceled, and simultaneously the shareholders approved a maximum amount of Ps. 995,000 for the reserve for repurchase of shares to be executed in the next twelve-month period, in case that this will be determinate convenient or necessary by the Company Administration.

g.

In a General Extraordinary Shareholders’ Meeting held on April 25, 2017, the shareholders approved a capital reduction of Ps. 3.33 per share outstanding for Ps. 1,750,167. The payment was made on May 8, 2017.

h.

The General Corporate Law requires that at least 5% of the unconsolidated net income of the year, be transferred to the legal reserve until the reserve equals 20% of capital stock at par value (nominal pesos). The legal reserve may be capitalized but may not be distributed, except in the form of stock dividends, until the entity is dissolved. The legal reserve must be replenished if it is reduced for any reason. At December 31, 2015, 2016 and 2017, the legal reserve, in nominal pesos, was Ps. 840,743, Ps. 960,943 and Ps. 1,119,029, corresponding to 6.7%, 8.9%, and 12.4%, respectively of the common stock, respectively.

i.

At December 31, 2017, the Company has a maximum amount of funds approved to repurchase shares of the Company for Ps. 2,728,374. From the approved amount, 35,424,453 shares have been repurchased for a total of Ps. 1,733,374, corresponding to repurchases made from September 2010 to February 2014. The remaining balance of Ps. 995,000 is available to repurchase shares.

j.

Shareholders’ equity distribution, except for the restatement amounts of the common stock contributed and the Net tax income account, will be subject to an ISR tax, calculated at the tax rate applicable to the distribution year. This corporate level dividend income tax on the distribution of earnings may be applied as a credit against ISR corresponding to the fiscal year in which the dividend was paid and the subsequent two fiscal years following the date in which the dividend was paid. Starting in 2014, dividends distributed to shareholders and coming from tax retained earnings generated from 2014 and later, will generate an additional withholding tax of 10% directly attributable to shareholders receiving the dividend.

k.	The balances of shareholders’ equity tax accounts as of December 31, 2015, 2016 and 2017 were as follows:

	2015		2016		2017
Contributed capital account	Ps.	27,415,833	Ps.	26,540,780	Ps.	26,519,004
Net tax income account		2,147,169		3,232,321		4,111,601
Total	Ps.	29,563,002	Ps.	29,773,101	Ps.	30,630,605

l.

In the year 2015, 2016 and 2017 the balance of other comprehensive income consists of the reserve for foreign currency translation of DCA and MBJA from functional currency (euro and US dollar respectively) to the reporting currency (peso) and from the year 2016 also the effects of the remeasurements of the labor liabilities, net of taxes